                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                  811-21249

                     (Investment Company Act File Number)

             Federated Premier Intermediate Municipal Income Fund
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/03

             Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds

Established 2002

1ST ANNUAL SHAREHOLDER REPORT

November 30, 2003

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

DIVIDEND REINVESTMENT PLAN

Financial Highlights -- Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout the Period)

Period Ended 11/30/2003 [1]
Net Asset Value, Beginning of Period	$14.33
Income From Investment Operations:
Net investment income	0.98 [2]
Net realized and unrealized gain on investments and swap contracts	0.32
Distributions to preferred shareholders from net investment income	(0.08)[3]

TOTAL FROM INVESTMENT OPERATIONS	1.22

Less Distributions to Common Shareholders:
From net investment income	(0.84)

Capital Charges With Respect to Issuance of:
Common shares	(0.03)
Preferred shares	(0.12)

TOTAL CAPITAL CHARGES	(0.15)

Net Asset Value, End of Period	$14.56

Market Price, End of Period	$14.25

Total Return at Net Asset Value[4]	7.70%

Total Return at Market Price	0.70%

Ratios to Average Net Assets:

Expenses[5]	0.77%[6]

Net investment income[7]	6.68%[6]

Expense waiver/reimbursement[8]	0.42%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$88,951

Portfolio turnover	54%

Asset Coverage Requirements for Investment Company Act of 1940 -- Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
11/30/2003[9]	$53,675,000	$66,430	$50,004	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total return does not reflect the sales charge, if applicable.

5 Ratio does not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Ratio reflects reductions for dividend payments to preferred shareholders.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout the Period)

Period Ended 11/30/2003 [1]
Net Asset Value, Beginning of Period	$14.33
Income From Investment Operations:
Net investment income	0.79 [2]
Net realized and unrealized gain on investments and swap contracts	0.40
Distributions to preferred shareholders from net investment income	(0.08)[3]

TOTAL FROM INVESTMENT OPERATIONS	1.11

Less Distributions to Common Shareholders:
From net investment income	(0.64)

Capital Charges With Respect to Issuance of:
Common shares	(0.03)
Preferred shares	(0.12)

TOTAL CAPITAL CHARGES	(0.15)

Net Asset Value, End of Period	$14.65

Market Price, End of Period	$13.47

Total Return at Net Asset Value[4]	7.05%

Total Return at Market Price	(5.97)%

Ratios to Average Net Assets:

Expenses[5]	0.80%[6]

Net investment income[7]	5.20%[6]

Expense waiver/reimbursement[8]	0.34%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$101,782

Portfolio turnover	41%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
11/30/2003[9]	$61,025,000	$66,697	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total return does not reflect the sales charge, if applicable.

5 Ratio does not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Ratio reflects reductions for dividend payments to preferred shareholders.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Federated Premier Municipal Income Fund

November 30, 2003

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--99.7%
		Alabama--1.6%
$2,000,000		Jefferson County, AL Sewer System, Capital Improvement Warrants (Series 2002D), 5.25% (FGIC INS), 2/1/2026	AAA/Aaa/AAA		$2,275,220

		Arizona--2.7%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024	NR/Aaa/AAA		513,980
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA Insurance Corp. INS), 7/1/2022	NR/Aaa/AAA		1,080,870
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	NR		749,992
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	NR		1,511,055

		TOTAL			3,855,897

		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3/BBB		1,077,170

		California--8.1%
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A3/A-		2,068,660
3,000,000		California State Public Works Board, General Services Revenue Bonds (Series A), 5.00% (AMBAC INS), 12/1/2027	AAA/Aaa/AAA		3,068,790
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	BBB/A3/A		2,068,280
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	BBB/A3/A		1,033,140
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa2/BBB		241,370
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa2/BBB		797,093
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR/NR		499,935
1,710,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of 2003), 5.00% (AMBAC INS), 10/1/2027	AAA/Aaa/AAA		1,754,699

		TOTAL			11,531,967

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--2.6%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$723,202
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		997,330
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	BB+/NR/NR		490,760
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	BBB+/NR/BBB+		1,022,500
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		489,925

		TOTAL			3,723,717

		Connecticut--2.4%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	BBB+/NR/NR		1,268,237
2,000,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	AAA/Aaa/AAA		2,089,200

		TOTAL			3,357,437

		District of Columbia--1.6%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	BBB/Baa2/BBB		2,334,575

		Florida--6.3%
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,242,240
400,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		469,016
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	NR/Baa3/BBB		1,529,962
1,320,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	NR		1,348,129
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	AAA/Aaa/AAA		2,060,240
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc), 10/1/2023	NR/Baa3/BBB		1,034,950
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,200,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		$1,218,864

		TOTAL			8,903,401

		Georgia--0.4%
500,000		Athens, GA Housing Authority, Lease Revenue Bonds, 5.25% (University of Georgia-East Campus)/(AMBAC INS), 12/1/2023	NR/Aaa/NR		528,850

		Hawaii--1.0%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/ (Original Issue Yield: 8.175%), 11/15/2033	NR		1,393,616

		Illinois--4.0%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	NR		988,400
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/ (Original Issue Yield: 5.385%), 1/1/2028	AAA/Aaa/AAA		2,604,075
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	NR		1,001,140
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	NR/Baa1/NR		1,010,490

		TOTAL			5,604,105

		Kansas--2.2%
3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	AAA/Aaa/NR		3,148,470

		Kentucky--1.1%
1,500,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR/NR/BBB+		1,547,880

		Massachusetts--3.6%
2,000,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2002E), 5.25% (FGIC INS), 1/1/2022	AAA/Aaa/AAA		2,133,120
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	BBB/NR/NR		1,981,620
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR/NR		991,250

		TOTAL			5,105,990

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--4.6%
$2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		$2,069,000
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	AAA/Aaa/AAA		1,027,180
2,375,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (FSA INS), 5/1/2023	AAA/Aaa/AAA		2,448,198
900,000		West Bloomfield, MI School District, School Building & Site UT GO Bonds, 5.125% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.35%), 5/1/2021	AAA/Aaa/AAA		942,021

		TOTAL			6,486,399

		Minnesota--1.0%
1,400,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR		1,426,586

		Mississippi--1.6%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,310,300

		Missouri--0.7%
1,000,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 5.50% (Branson, MO)/ (Original Issue Yield: 5.56%), 12/1/2032	BBB+/Baa1/NR		1,015,250

		Nevada--1.9%
650,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		653,939
2,000,000		Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA INS)/(Original Issue Yield: 5.36%), 7/1/2025	AAA/Aaa/AAA		2,032,100

		TOTAL			2,686,039

		New Hampshire--2.3%
3,000,000		Manchester, NH School Facilities, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2028	AAA/Aaa/AAA		3,238,170

		New Jersey--1.6%
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	BB+/NR/BBB-		603,738
500,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/ (Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3/BBB-		511,310
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court College), 7/1/2033	BBB+/Baa1/NR		1,094,380

		TOTAL			2,209,428

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Mexico--0.5%
$750,000	[2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	NR/NR/AAA		$777,375

		New York--4.3%
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	NR/Baa1/NR		753,082
3,000,000		Metropolitan Transportation Authority, NY, Service Contract Revenue Refunding Bonds, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022	AAA/Aaa/AAA		3,119,880
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2019	AA/NR/NR		2,174,640

		TOTAL			6,047,602

		North Carolina--3.0%
1,000,000		Appalachian State University, NC, Revenue Bonds, (Series 2003 A), 5.125% (FGIC INS), 5/1/2021	NR/Aaa/AAA		1,060,800
1,000,000		Haywood County, NC Industrial Facilities & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	NR/Baa2/NR		1,039,670
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa3/BBB+		1,050,560
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (Catawba Electric)/ (MBIA Insurance Corp. INS), 1/1/2019	AAA/Aaa/AAA		1,080,600

		TOTAL			4,231,630

		North Dakota--1.4%
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/ (Original Issue Yield: 6.375%), 7/1/2026	BBB+/NR/NR		2,039,940

		Ohio--0.7%
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3/BBB-		1,016,350

		Pennsylvania--4.2%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2/B+		1,225,312
320,000		Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		331,965
1,295,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		1,293,291
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A/NR/A		$2,094,720
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2023	AAA/Aaa/AAA		1,074,500

		TOTAL			6,019,788

		South Carolina--4.0%
1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	AAA/Aaa/AAA		1,031,540
2,500,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3/A-		2,540,375
2,000,000		South Carolina State Public Service Authority, Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020	AAA/Aaa/AAA		2,097,440

		TOTAL			5,669,355

		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	A-/NR/NR		1,778,035

		Tennessee--3.7%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	NR/Baa2/BBB-		2,184,700
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/ (Original Issue Yield: 5.90%), 7/1/2033	BBB+/Baa1/NR		1,559,222
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2/NR		1,554,465

		TOTAL			5,298,387

		Texas--11.0%
1,200,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		1,236,240
2,615,000		Houston, TX, Refunding Public Improvement LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 3/1/2025	AAA/Aaa/AAA		2,667,091
4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	AAA/Aaa/AAA		4,206,360
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		$1,387,314
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy), 8/1/2022	BBB/Baa2/BBB		1,098,846
335,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		341,941
2,000,000		Spring Branch, TX Independent School District, Refunding LT GO Bonds, 5.20% (PSFG INS)/(Original Issue Yield: 5.23%), 2/1/2020	AAA/Aaa/NR		2,138,260
1,500,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	AAA/Aaa/AAA		1,564,545
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/(Original Issue Yield: 5.84%), 7/1/2027	NR/Baa1/BBB+		1,003,230

		TOTAL			15,643,827

		Virginia--3.4%
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		979,660
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	AAA/Aaa/AAA		1,323,008
1,400,000		Peninsula Ports Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,440,362
1,000,000		Peninsula Ports Authority, VA, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Dominion Terminal Associates Project-Brink's Issue), 4/1/2033	BBB/Baa3/NR		1,030,600

		TOTAL			4,773,630

		Washington--5.1%
1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa/AAA		1,046,120
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 12/1/2021	AAA/Aaa/AAA		1,972,973
2,000,000		Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021	AAA/Aaa/AAA		2,073,300
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/(Original Issue Yield: 5.09%), 7/1/2022	AAA/Aaa/AAA		2,059,080

		TOTAL			7,151,473

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--5.0%
$4,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	AAA/Aaa/AAA		$4,145,720
1,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR/A-		1,020,120
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	NR		489,620
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		490,805
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	NR		991,610

		TOTAL			7,137,875

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $138,149,997)			141,345,734

		SHORT-TERM MUNICIPALS--0.3%
		Indiana--0.3%
400,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/ (J.P. Morgan Chase Bank LIQ) (AT AMORTIZED COST)	A-1+/VMIG1/F1		400,000

		TOTAL INVESTMENTS--100% (IDENTIFIED COST ($138,549,997)[3]			141,745,734

		OTHER ASSETS AND LIABILITIES--NET			880,025

		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(53,675,000)

		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$88,950,759

At November 30, 2003, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investors Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2003, these securities amounted to $2,488,631 which represents 1.8% of total market value. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees.

3 The cost of investments for federal tax purposes amounts to $138,549,945.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PSFG	--Permanent School Fund Guarantee
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Federated Premier Intermediate Municipal Income Fund

November 30, 2003

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--99.7%
		Alaska--2.6%
$3,815,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		$4,271,732

		Arizona--1.6%
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp.INS), 7/1/2010	NR/Aaa/AAA		1,121,960
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	NR		1,507,980

		TOTAL			2,629,940

		Arkansas--0.7%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(Original Issue Yield: 7.40%), 2/1/2020	BBB-/Baa3/BBB		1,087,370

		California--9.4%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3/NR		1,406,900
4,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	BBB/A3/A		4,308,920
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	BBB/Baa2/BBB		1,881,220
2,000,000		Oakland, CA Redevelopment Agency, Tax Allocation Bonds, 5.00% (FGIC INS), 9/1/2010	AAA/Aaa/AAA		2,254,960
1,500,000		Orange County, CA Development Agency, Tax Allocation Bonds, 6.125% (Santa Ana Heights Project Area)/(Original Issue Yield: 6.35%), 9/1/2023	BBB/Baa2/NR		1,535,070
1,855,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.00% (FGIC INS), 5/1/2012	AAA/Aaa/AAA		2,065,338
1,500,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	AAA/Aaa/AAA		1,697,310

		TOTAL			15,149,718

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Colorado--2.9%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$723,202
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		498,665
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	BB+/NR/NR		493,620
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016	NR		852,604
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA /Aaa/AAA		2,155,974

		TOTAL			4,724,065

		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/ (Original Issue Yield: 5.90%), 12/1/2023	BBB+/NR/NR		765,150

		Delaware--1.2%
1,855,000		Delaware Health Facilities Authority, Revenue Bonds, 4.00% (Christiana Care Health Services)/ (AMBAC INS), 10/1/2007	AAA/Aaa/AAA		1,976,261

		District of Columbia--1.4%
2,000,000		District of Columbia, Refunding UT GO (Series 2002C), 5.25% (XL Capital Assurance Inc. INS), 6/1/2010	AAA/Aaa/AAA		2,236,420

		Florida--3.9%
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,242,240
600,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		703,524
1,095,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,090,565
1,350,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,359,504
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	BBB+/NR/BBB+		1,978,502

		TOTAL			6,374,335

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Georgia--1.5%
$2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	AAA/Aaa/AAA		$2,342,701

		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,566,570

		Illinois--3.2%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa/AAA		1,128,610
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	AAA/Aaa/AAA		1,983,606
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	NR		1,002,310
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	NR/Baa1/NR		1,027,270

		TOTAL			5,141,796

		Kansas--1.4%
2,000,000		Wichita, KS, Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2011	AAA/Aaa/NR		2,243,120

		Kentucky--2.0%
3,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	NR/NR/BBB+		3,184,620

		Louisiana--3.2%
1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	AAA/Aaa/AAA		1,721,073
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2015	AAA/Aaa/AAA		1,818,363
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	BB+/Ba1/NR		1,556,280

		TOTAL			5,095,716

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Massachusetts--4.3%
$3,000,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.50% (FSA INS), 11/1/2010	AAA/Aaa/AAA		$3,465,750
1,000,000		Commonwealth of Massachusetts, Refunding LT GO Bonds (Series 1997A), 5.75% (FGIC INS), 8/1/2008	AAA/Aaa/AAA		1,145,610
2,105,000		Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Nuclear Project 3-A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		2,336,066

		TOTAL			6,947,426

		Michigan--3.3%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,069,000
1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, Revenue Bonds, 5.25%, 12/1/2011	AAA/Aaa/NR		1,136,400
2,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	A-/A1/NR		2,133,560

		TOTAL			5,338,960

		Mississippi--2.4%
2,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,887,875
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	BBB+/NR/NR		1,017,460

		TOTAL			3,905,335

		Missouri--2.4%
1,450,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa/AAA		1,627,872
1,060,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2010	AAA/Aaa/AAA		1,190,868
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		1,019,846

		TOTAL			3,838,586

		Nebraska--1.0%
1,500,000		Nebraska Public Power District, Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 1/1/2009	AAA/Aaa/AAA		1,671,750

		Nevada--1.9%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2		2,107,560
1,000,000		North Las Vegas, NV, Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		1,006,060

		TOTAL			3,113,620

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		New Jersey--3.2%
$1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	BB+/NR/BBB-		$992,390
1,250,000		New Jersey State Transportation Corp., Certificates of Participation (Series 1999A), 5.00% (AMBAC INS), 9/15/2007	AAA/Aaa/AAA		1,379,388
1,450,000		New Jersey State, Refunding UT GO Bonds (Series 2003J), 5.00%, 7/15/2009	AA/Aa2/AA		1,621,869
1,000,000		Passaic Valley, NJ Sewer Authority, Sewer System Revenue Bonds, (Series F), 5.00% (FGIC INS), 12/1/2011	NR/Aaa/AAA		1,122,000

		TOTAL			5,115,647

		New Mexico--0.8%
1,300,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1/NR		1,360,749

		New York--8.7%
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR		2,029,600
4,000,000		Metropolitan Transportation Authority, NY, Refunding Transportation Revenue Bonds (Series 2002F), 5.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		4,485,880
2,360,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/ (FSA INS), 7/1/2010	AAA/Aaa/AAA		2,644,073
1,490,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2009	AA/NR/NR		1,667,459
1,795,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Bonds (Series 2002C), 4.00% (New York State)/(XL Capital Assurance Inc. INS), 1/1/2010	AAA/Aaa/AAA		1,888,591
1,225,000		Unadilla, NY Central School District No. 2, UT GO Bonds, 4.50% (FGIC INS), 6/15/2011	AAA/Aaa/AAA		1,326,283

		TOTAL			14,041,886

		North Carolina--3.4%
1,000,000		Mecklenburg County, NC, UT GO Bonds (Series B), 4.40%, 2/1/2008	AAA/Aaa/AAA		1,087,610
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	BBB/Baa3/BBB+		1,090,100
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2014	BBB+/Baa1/BBB+		3,293,280

		TOTAL			5,470,990

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Ohio--3.3%
$3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3/BBB-		$3,049,050
2,000,000		Ohio State, Higher Education Capital Facilities Revenue Bonds (Series II-A), 5.00%, 12/1/2008	AA/Aa2/AA		2,243,200

		TOTAL			5,292,250

		Oregon--0.6%
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	NR		984,400

		Pennsylvania--10.2%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	B/B2/B+		1,472,478
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/NR/BBB		390,736
1,550,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	NR		1,546,683
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	A/NR/A		1,640,145
3,975,000		Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS), 7/1/2011	AAA/Aaa/AAA		4,511,665
1,385,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 12/1/2010	AAA/Aaa/AAA		1,560,964
1,475,000		Philadelphia, PA Gas Works, Revenue Bonds (Sixteenth Series), 5.25% (FSA INS), 7/1/2008	AAA/Aaa/AAA		1,654,994
1,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 5.25% (AMBAC INS), 12/15/2011	AAA/Aaa/AAA		1,139,010
2,265,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2008	AAA/Aaa/AAA		2,470,096

		TOTAL			16,386,771

		South Carolina--0.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	BBB/Baa2/NR		1,111,400

		Texas--6.8%
1,000,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	NR		1,010,110
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy), Mandatory Tender 10/1/2014	BBB/Baa2/BBB		1,040,320
Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	AAA/Aaa/AAA		$1,687,950
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	AAA/Aaa/AAA		1,641,056
1,500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3/NR		1,657,665
250,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		255,180
2,400,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	AA/Aa3/AA		2,660,256
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	NR/Baa1/BBB+		1,039,540

		TOTAL			10,992,077

		Virginia--1.9%
1,000,000		Bell Creek, VA, CDA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	NR		1,001,690
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		989,810
1,000,000		Peninsula Ports Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.50%), 12/1/2023	NR		1,036,110

		TOTAL			3,027,610

		Washington--6.4%
2,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds, 4.375% (FSA INS), 12/1/2009	AAA/Aaa/AAA		2,177,240
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds (Series 2002B), 5.25% (FSA INS), 12/1/2012	AAA/Aaa/AAA		1,132,605
1,000,000		Spokane, WA, Refunding LT GO Bonds, 5.00% (FGIC INS), 6/1/2011	AAA/Aaa/AAA		1,114,210
1,490,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa2/NR		1,428,105
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	AA-/Aa1/AA-		1,188,290
1,435,000		Yakima County, WA, LT GO Bonds (2002), 5.00% (AMBAC INS), 12/1/2010	NR/Aaa/AAA		1,613,442
1,495,000		Yakima County, WA, LT GO Bonds (2002), 5.25% (AMBAC INS), 12/1/2011	NR/Aaa/AAA		1,700,039

		TOTAL			10,353,931

Principal Amount			Credit Rating	[1]	Value
		INTERMEDIATE AND LONG-TERM MUNICIPALS--continued
		Wisconsin--1.9%
$2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	BBB+/NR/A-		$2,095,820
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	NR		998,370

		TOTAL			3,094,190

		TOTAL INTERMEDIATE AND LONG-TERM MUNICIPALS (IDENTIFIED COST $157,200,503)			160,837,092

		SHORT-TERM MUNICIPALS--0.3%
		Texas--0.3%
500,000		North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA Insurance Comp. INS)/(JPMorgan Chase Bank LIQ) (AT AMORTIZED COST)	A-1+/VMIG1/F1		500,000

		TOTAL INVESTMENTS--100% (IDENTIFIED COST $157,700,503)[3]			161,337,092

		OTHER ASSETS AND LIABILITIES--NET			1,470,295

		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(61,025,000)

		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$101,782,387

At November 30, 2003, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard and Poor's, Moody's Investors Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2003, these securities amounted to $1,945,764 which represents 1.2% of total market value.

3 The cost of investments for federal tax purposes amounts to $157,700,371.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

November 30, 2003

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$141,745,734	$161,337,092
Cash	30,557	37,930
Income receivable	2,416,009	2,637,708
Receivable for investments sold	--	10,000

TOTAL ASSETS	144,192,300	164,022,730

Liabilities:
Net payable for swap contracts	1,013,365	716,447
Income distribution payable--Common Shares	511,685	451,554
Income distribution payable--Preferred Shares	4,674	9,276
Payable for portfolio accounting fees (Note 5)	7,967	6,001
Accrued expenses	28,850	32,065

TOTAL LIABILITIES	1,566,541	1,215,343

Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000

Net Assets Applicable to Common Shares Consist of:
Paid in capital	$86,581,131	$98,478,870
Net unrealized appreciation of investments and swap contracts	2,182,372	2,920,142
Accumulated net realized loss on investments and swap contracts	(207,048)	(57,758)
Undistributed net investment income	394,304	441,133

TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$88,950,759	$101,782,387

Common Shares Outstanding	6,109,671	6,946,981

Net asset value	$14.56	$14.65

Investments, at identified cost	$138,549,997	$157,700,503

See Notes which are an integral part of the Financial Statements

Statements of Operations

Period Ended November 30, 20031

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$6,676,808	$6,234,542

Expenses:
Investment adviser fee (Note 5)	684,706	778,129
Administrative personnel and services fee (Note 5)	119,520	119,520
Custodian fees	4,281	4,770
Transfer and dividend disbursing agent fees and expenses	38,539	36,880
Directors'/Trustees' fees	163	183
Auditing fees	21,500	21,500
Legal fees	1,999	1,000
Portfolio accounting fees (Note 5)	57,775	56,334
Printing and postage	10,000	10,000
Insurance premiums	1,500	1,500
Auction agent fees	6,500	7,393
Trailer commission fees	105,486	120,779
Miscellaneous	37,700	41,700

TOTAL EXPENSES	1,089,669	1,199,688

Waivers (Note 5):
Waiver of investment adviser fee	(248,984)	(282,956)
Waiver of administrative personnel and services fee	(97,914)	(37,778)

TOTAL WAIVERS	(346,898)	(320,734)

Net expenses	742,771	878,954

Net investment income	5,934,037	5,355,588

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments and swap contracts	(207,101)	(57,925)
Net change in unrealized appreciation of investments	3,195,737	3,636,589
Net change in unrealized depreciation on swap contracts	(1,013,365)	(716,447)

Net realized and unrealized gain on investments and swap contracts	1,975,271	2,862,217

Income distributions declared to Preferred Shareholders	(423,704)	(485,588)

Change in net assets resulting from operations applicable to Common Shares	$7,485,604	$7,732,217

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

Period Ended November 30, 2003[1]	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,934,037	$5,355,588
Net realized loss on investments and swap contracts	(207,101)	(57,925)
Net change in unrealized appreciation/depreciation of investments and swap contracts	2,182,372	2,920,142
Distributions from net investment income--Preferred Shares	(423,704)	(485,588)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	7,485,604	7,732,217

Distributions to Common Shareholders:
Distributions from net investment income--Common Shares	(5,115,976)	(4,428,700)

Share Transactions Applicable to Common Shares:
Proceeds from sale of shares	86,542,052	98,478,870
Net asset value of shares issued to shareholders in payment of distributions declared	39,079	--

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	86,581,131	98,478,870

Change in net assets	88,950,759	101,782,387

Net Assets Applicable to Common Shares:
Beginning of period	--	--

End of period	$88,950,759	$101,782,387

Undistributed net investment income included at end of period	$394,304	$441,133

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest ("common shares") to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser has paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceed $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser has paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2003 was 1.06% and 1.11%, respectively. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resale. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by using methods approved by the Trustees.

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between a Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Funds are on a forward settling basis. For the period ended November 30, 2003, the Funds had realized gains on swap contracts as follows:

Federated Premier Municipal Income Fund	$256,000

Federated Premier Intermediate Municipal Income Fund	$357,000

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure to interest rate fluctuations.

For the period ended November 30, 2003, the Funds had the following open swap contracts:

Federated Premier Municipal Income Fund
Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
5/11/2014	$26,000,000	4.145% Fixed	3.746%	$ (532,218)

5/11/2034	$13,000,000	4.720% Fixed	4.382%	(481,147)

TOTAL				$(1,013,365)

Federated Premier Intermediate Municipal Income Fund
Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
5/11/2014	$35,000,000	4.145% Fixed	3.746%	$(716,447)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to authorize an unlimited number of par value common shares ($0.01 per share).

Transactions in common shares were as follows:

Federated Premier Municipal Income Fund	Period Ended 11/30/2003	[1]
Shares sold	6,106,981
Shares issued to shareholders in payment of distributions declared	2,690

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,109,671

Federated Premier Intermediate Municipal Income Fund	Period Ended 11/30/2003	[1]
Shares sold	6,946,981

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,946,981

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization of debt securities.

For the period ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss
Federated Premier Municipal Income Fund	$ (53)	$ 53

Federated Premier Intermediate Municipal Income Fund	$(167)	$167

Net investment income, net realized gains (losses) as disclosed on the Statements of Operations and net assets were not affected by the reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the period ended November 30, 2003, was as follows:

Tax Exempt Income
Federated Premier Municipal Income Fund	$5,539,680

Federated Premier Intermediate Municipal Income Fund	$4,914,288

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax Exempt Income	Net Unrealized Appreciation	Capital Loss Carryforward
Federated Premier Municipal Income Fund	$910,663	$2,182,424	$207,100

Federated Premier Intermediate Municipal Income Fund	$901,964	$2,920,274	$ 57,890

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At November 30, 2003, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$138,549,945	$3,450,637	$254,848	$3,195,789

Federated Premier Intermediate Municipal Income Fund	$157,700,371	$3,889,735	$253,014	$3,636,721

At November 30, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $207,100 and $57,890, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss caryforwards will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Funds have entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser") to serve as investment manager to the Funds. Pursuant to the Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, not inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Funds with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the period ended November 30, 2003 the fees paid to FAS and FServ by the Funds were as follows, after voluntary waiver, if applicable:

	FAS	FServ	Total
Federated Premier Municipal Income Fund	$ 3,173	$18,433	$21,606

Federated Premier Intermediate Municipal Income Fund	$10,505	$71,237	$81,742

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus-out-of-pocket expenses.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Organizational Expenses

Each Fund has agreed to pay organizational and offering expenses of up to $0.03 per common share. The Adviser has agreed to pay organizational expenses and offering costs of each Fund that exceed $0.03 per Common Share.

Interfund Transactions

During the year ended November 30, 2003, the Funds engaged in purchase and sale transactions with Funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$72,377,250	$96,328,560

Federated Premier Intermediate Municipal Income Fund	$88,185,510	$103,209,245

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARE OFFERING

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares ("AMPS"), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations ("NRSROs") rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At November 30, 2003, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the period ended November 30, 2003, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$209,317,729	$70,543,779

Federated Premier Intermediate Municipal Income Fund	$219,343,840	$60,779,647

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT DIVIDEND DECLARATIONS -- COMMON SHARES

On December 12, 2003, the Funds declared common share dividend distributions from their respective tax exempt net investment income which were paid on January 2, 2004, to shareholders of record on December 23, 2003 as follows:

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Dividend per share	$0.08375	$0.06500

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the period ended November 30, 2003, the Funds did not designate any long-term capital gain dividends.

For the period ended November 30, 2003, 100% of the distributions from net investment income for each Fund is exempt from federal income tax, including AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED PREMIER MUNICIPAL INCOME FUND AND FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (collectively, the "Funds") as of November 30, 2003, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from December 20, 2002 (commencement of operations) through November 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2003, the results of their operations, the changes in their net assets and the financial highlights for the period from December 20, 2002 (commencement of operations) through November 30, 2003, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark Funds--five portfolios and Golden Oak® Family of Funds--seven portfolios.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 2002

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions:Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: December 2002

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd., Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: December 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: December 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: December 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: December 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: December 2002	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: December 2002	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: December 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III, CFA Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: December 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson, CFA Birth Date: September 12, 1953 VICE PRESIDENT Began serving: December 2002

Mary Jo Ochson has been the Funds' Portfolio Manager since December 2002. She is Vice President of the Funds. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Funds' Adviser. Ms. Ochson is a Chartered Financial Analyst and received an M.B.A. in Finance from the University of Pittsburgh.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Funds' investment adviser, Federated Investment Management Company (Adviser) authority to vote proxies on the securities held in each Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

DIVIDEND REINVESTMENT PLAN

The following description of each Fund's Dividend Reinvestment Plan (the "Plan") is furnished to you annually as required by Federal securities laws.

Unless the registered owner of a Fund's common shares elects to receive cash by contacting EquiServe Trust Co., N.A. (the "Plan Administrator"), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, as agent for shareholders in the Plan, in additional common shares of the Fund. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator at the address set forth below if your Shares are registered in your name, or by contacting your bank, broker or other nominee if your Shares are held in street or other nominee name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice to the Plan Administrator. Such notice will be effective for a dividend if received and processed by the Plan Administrator prior to the dividend record date; otherwise the notice will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which the shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution payable in cash (together, a "dividend"), non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either: (1) through receipt from the Fund of additional authorized but unissued common shares ("newly issued common shares"); or (2) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for a dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value ("NAV") per common share, the Plan Administrator will invest the dividend amount on behalf of the participants in newly issued common shares. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV per common share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such dividend, whichever is sooner (the "last purchase date"), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Funds will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the day before the next "ex-dividend" date, which will be approximately ten days. If, before the Plan Administrator has completed its open-market purchases, the market price per common share exceeds the NAV per common share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the NAV per common share at the close of business on the last purchase date; provided that, if the NAV is less than or equal to 95% of the then current market price per common share, the dollar amount of the dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of record shareholders such as banks, brokers or nominees which hold common shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record holder as held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $0.12 per share sold brokerage commission.

Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011 or by telephone at (800) 730-6001.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund(s) at 1-800-245-0242 Ext. 7538 or email CEinfo@federatedinv.com.

Federated Investors
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Call us at 1-800-245-0242 x8103 or
Email us at CEinfo@federatedinv.com

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

29861 (1/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid   common shares     approximate dollar
                          common     per common     (or units)       value) of common
                        shares (or   share (or     purchased as   shares (or units) that
                          units)       unit)         part of       may yet be purchased
                        purchased                    publicly       under the plans or
                                                 announced plans         programs
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(June 1, 2003 -
June 30, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(July 1, 2003-
July 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(August 1,
2003-August 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(September 1, 2003-
September 30, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(October 1, 2003-
October 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(November 1, 2003-
November 30, 2003
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid     preferred       approximate dollar
                        preferred       per         shares (or      value) of preferred
                        shares (or   preferred        units)      shares (or units) that
                          units)     share (or     purchased as    may yet be purchased
                        purchased      unit)         part of        under the plans or
                                                     publicly            programs
                                                 announced plans
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(June 1, 2003 -
June 30, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(July 1, 2003-
July 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(August 1,
2003-August 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(September 1, 2003-
September 30, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(October 1, 2003-
October 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(November 1, 2003-
November 30, 2003
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004